SCHEDULE OF INVESTMENTS
Ivy ProShares Russell 2000 Dividend Growers Index Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Publishing – 1.7%
Meredith Corp.	39	$2,170

Total Communication Services - 1.7%		2,170

Consumer Discretionary
Automotive Retail – 1.6%
Group 1 Automotive, Inc.	26	2,146

Homefurnishing Retail – 1.6%
Aaron Rents, Inc.	33	2,054

Leisure Facilities – 1.5%
International Speedway Corp., Class A	45	2,017

Total Consumer Discretionary - 4.7%		6,217

Consumer Staples
Food Distributors – 1.5%
Andersons, Inc. (The)	74	2,011

Packaged Foods & Meats – 6.1%
Calavo Growers, Inc.(A)	21	2,023
J&J Snack Foods Corp.(A)	12	1,988
Lancaster Colony Corp.	13	2,005
Tootsie Roll Industries, Inc.	53	1,960

		7,976

Personal Products – 1.6%
Inter Parfums, Inc.	30	2,016

Tobacco – 3.1%
Universal Corp.	34	2,086
Vector Group Ltd.	204	1,990

		4,076

Total Consumer Staples - 12.3%		16,079

Financials
Asset Management & Custody Banks – 1.9%
Westwood Holdings Group, Inc.	70	2,471

Investment Banking & Brokerage – 1.6%
Northwest Bancshares, Inc.	118	2,083

Life & Health Insurance – 1.5%
American Equity Investment Life Holding Co.	74	2,010

Property & Casualty Insurance – 1.5%
RLI Corp.	23	1,952

Regional Banks – 9.3%
BancFirst Corp.	35	1,968
Community Bank System, Inc.	32	2,074
Southside Bancshares, Inc.	62	1,999
Tompkins Financial Corp.	25	2,037
UMB Financial Corp.	32	2,102
United Bankshares, Inc.	55	2,046

		12,226

Total Financials - 15.8%		20,742

Health Care
Health Care Facilities – 1.5%
National HealthCare Corp.	25	2,022

Health Care Services – 1.6%
Ensign Group, Inc. (The)	36	2,038

Health Care Supplies – 3.3%
Atrion Corp.	2	1,968
Utah Medical Products, Inc.(B)	25	2,406

		4,374

Total Health Care - 6.4%		8,434

Industrials
Agricultural & Farm Machinery – 1.6%
Lindsay Corp.(A)	26	2,130

Commercial Printing – 1.6%
Brady Corp., Class A	42	2,073

Diversified Support Services – 4.5%
Healthcare Services Group, Inc.	61	1,861
Matthews International Corp.	55	1,928
McGrath RentCorp	34	2,093

		5,882

Environmental & Facilities Services – 1.5%
ABM Industries, Inc.	51	2,039

Industrial Machinery – 4.9%
Franklin Electric Co., Inc.	44	2,094
Gorman-Rupp Co. (The)	68	2,224
Hillenbrand, Inc.	53	2,089

		6,407

Office Services & Supplies – 1.6%
MSA Safety, Inc.	20	2,096

Trading Companies & Distributors – 1.7%
GATX Corp.	27	2,171

Total Industrials - 17.4%		22,798

Information Technology
Data Processing & Outsourced Services – 1.7%
Cass Information Systems, Inc.	45	2,180

Electronic Equipment & Instruments – 1.6%
Badger Meter, Inc.	36	2,130

Total Information Technology - 3.3%		4,310

Materials
Specialty Chemicals – 7.9%
Balchem Corp.	21	2,097
H.B. Fuller Co.	46	2,155
Quaker Chemical Corp.	10	2,076
Sensient Technologies Corp.	27	2,002
Stepan Co.	22	2,030

		10,360

Total Materials - 7.9%		10,360

Real Estate
Health Care REITs – 3.0%
National Health Investors, Inc.	26	2,011

Universal Health Realty Income Trust	23	1,952

		3,963

Retail REITs – 3.1%
Tanger Factory Outlet Centers, Inc.	125	2,027
Urstadt Biddle Properties, Inc., Class A	95	1,989

		4,016

Total Real Estate - 6.1%		7,979

Utilities
Electric Utilities – 3.0%
ALLETE, Inc.	24	1,986
Portland General Electric Co.	36	1,977

		3,963

Gas Utilities – 9.3%
Chesapeake Utilities Corp.	22	2,056
New Jersey Resources Corp.	41	2,023
Northwest Natural Gas Co.	29	2,048
South Jersey Industries, Inc.	60	2,027
Southwest Gas Corp.	23	2,064
Spire, Inc.	24	2,008

		12,226

Independent Power Producers & Energy Traders – 1.6%
Black Hills Corp.	26	2,028

Multi-Utilities – 3.1%
Avista Corp.	46	2,049
NorthWestern Corp.	28	2,005

		4,054

Water Utilities – 7.7%
American States Water Co.	27	2,039
California Water Service Group	40	2,013
Connecticut Water Service, Inc.	30	2,059
Middlesex Water Co.	33	1,941
SJW Corp.	33	1,982

		10,034

Total Utilities - 24.7%		32,305

TOTAL COMMON STOCKS – 100.3%		$131,394

(Cost: $120,360)

TOTAL INVESTMENT SECURITIES – 100.3%		$131,394

(Cost: $120,360)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(375)

NET ASSETS – 100.0%		$131,019

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $4,767 are on loan.
(B)	No dividends were paid during the preceding 12 months.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$131,394	$—	$—

Total	$131,394	$—	$—

The following acronym is used throughout this schedule:

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$120,360

Gross unrealized appreciation	16,210
Gross unrealized depreciation	(5,176)

Net unrealized appreciation	$11,034